Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000129443
Account Value [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Portfolio
Account Value	$ 21,897	$ 15,827	$ 13,372	$ 12,862	$ 13,239	$ 13,784	$ 11,268	$ 10,073	$ 10,268	$ 11,255	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Account Value	$ 25,700	$ 18,383	$ 15,240	$ 14,347	$ 14,161	$ 14,740	$ 11,730	$ 10,467	$ 10,446	$ 11,225	$ 10,000